Deferred Income Tax - Deferred Tax Benefit and Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	¥ (43,660)	¥ 151,292	¥ (10,623)
Loans and advances [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	34,953	65,549
Derivatives [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(48,773)	47,115
Tax losses carried forward [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(2,491)	24,769
Goodwill and intangible assets [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	4,428	13,552
Retirement benefits [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(5,881)	5,131
Provision for interest repayment [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(541)	2,083
Lease transactions [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	1,171	1,373
Investment securities [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(36,714)	720
Property, plant and equipment [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(11,218)	556
Other temporary differences-net [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	¥ 21,406	¥ (9,556)